Right of Use Assets and Lease Liabilities	12 Months Ended
Jun. 30, 2023
Right of Use Assets and Lease Liabilities
Right of Use Assets and Lease Liabilities

Note 20 – Right of Use Assets and Lease Liabilities

	June 30, 2023	June 30, 2022
	$’000	$’000
Total right of use assets, net	22,823	24,640
Lease liabilities
Current lease liabilities	3,770	4,020
Non-current lease liabilities	22,588	25,556
Total lease liabilities	26,358	29,576

The Group has lease contracts for various property, buildings, motor vehicles and other equipment used within its operations. The Group’s obligations under its leases are secured by the lessor’s title to the leased assets. Generally, the Group is restricted from assigning and subleasing the leased assets. There are several lease contracts that include extension and termination options.

The Group had total cash outflows for leases of $4.2 million in 2023 ($2.6 million in 2022 and $1.1 million in 2021 respectively). The Group recognized expenses relating to short term leases of $0.1 million in 2023 ($0.01 million in 2022 and 2021 respectively).

The weighted average incremental borrowing rate at June 30, 2023 was 2.76% (June 30, 2022: 2.72%; June 30, 2021: 1.45%). As most of the Group’s leases do not provide an implicit rate of return, the use of the incremental borrowing rate has been adhered to, based on the information available at lease commencement date in determining the present value of lease payments.

For the current period ending June 30, 2023, the maturity of the lease payments is as follows:

Amount
Operating leases	$’000
June 30, 2024	4,070
June 30, 2025	4,125
June 30, 2026	4,340
June 30, 2027	4,474
June 30, 2028	4,583
Thereafter	9,573
Total minimum lease payments	31,165
Less amount representing interest	4,807
Present value of lease liabilities	26,358
Less: current portion	3,770
Long term portion of lease liabilities	22,588

The weighted average lease term is 5.8 years for the June 30, 2023 period (7.2 years for 2022 and 7.4 years for 2021 respectively).

The Group has several lease contracts that include extension and termination options. These options are negotiated by management to provide flexibility in managing the leased-asset portfolio and align with the Group’s business needs. Management exercises significant judgement in determining whether these extension and termination options are reasonably certain to be exercised.